Payables and Other Non-current Liabilities - Non-Current Debt For Spectrum Acquisistion (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	€ 1,008	€ 1,184
Telefónica Spain
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	63	69
Telefónica Colombia
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	74	108
Telefónica Brazil
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	177	211
Telefónica Germany
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	690	791
Telefónica Uruguay
Trade And Other Payables [Line Items]
Debt for spectrum acquisition	€ 4	€ 5